Employee Benefits Expense - Summary of Employee Benefits Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total employee benefits expense	€ 211,635	€ 194,484	€ 173,654
Cost of Sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	134,619	123,773	112,687
Social security costs	25,610	22,720	19,815
Pension costs	4,917	4,260	3,965
Selling and Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	12,716	11,522	11,033
Social security costs	1,531	1,278	1,422
Pension costs	403	363	349
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	26,106	17,313	14,907
Social security costs	3,589	2,900	2,795
Pension costs	545	545	374
Cash settled awards	(10,831)	2,394	1,284
Stock grant plan	1,740
Research and Development Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	9,089	6,327	4,184
Social security costs	1,270	857	645
Pension costs	€ 331	€ 232	€ 194